TD Institutional U.S. Government Fund (First Prospectus Summary) | TD Institutional U.S. Government Fund
TD Institutional U.S. Government Fund

Investment Objective

The TD Institutional U.S. Government Fund (formerly, the TDAM Institutional U.S. Government Fund) (the “Institutional U.S. Government Fund”) seeks maximum current income to the extent consistent with liquidity and preservation of capital and a stable price of $1.00 per share.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Institutional U.S. Government Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - -	Institutional Class	Institutional Service Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - -	Institutional Class	Institutional Service Class
Management Fees (as a percentage of Assets)	0.10%	0.10%
Distribution (12b-1) Fees	none	none
Shareholder Servicing Fees	none	0.25%
All Other Expenses	0.05%	0.05%
Total Other Expenses	0.05%	0.30%
Total Annual Fund Operating Expenses	0.15%	0.40%

Example

This Example is intended to help you compare the cost of investing in the Institutional U.S. Government Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Institutional U.S. Government Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Institutional U.S. Government Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - - - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Class	15	48	85	192
Institutional Service Class	41	128	224	505

Investment Strategies

The Institutional U.S. Government Fund is a money market fund. The Institutional U.S. Government Fund invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes, bonds and other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, and/or repurchase agreements that are fully collateralized by cash or government securities. “Government security” means any security issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the Government of the United States pursuant to authority granted by the Congress of the United States; or any certificate of deposit for any of the foregoing. In addition, the Institutional U.S. Government Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in government securities and/or repurchase agreements that are collateralized by government securities.

Principal Risks

Interest Rate Risk  — The income from the Institutional U.S. Government Fund will vary with changes in prevailing interest rates. The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of rising interest rates, the values of outstanding fixed income securities generally fall. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuation as a result of changes in interest rates. There may be a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives.

Credit Risk  — Fixed income investments involve credit risk. This is the risk that the issuer or credit enhancer will be unable, or will be perceived to be unable, to repay its coupon or maturity in full on a timely basis. The Institutional U.S. Government Fund reduces credit risk by investing primarily in U.S. government and agency securities. However, not all of these securities in which the Institutional U.S. Government Fund may invest are backed by the full faith and credit of the U.S. government. There is no guarantee that the U.S. government will support securities not backed by its full faith and credit.

Prepayment Risk  — Prepayment risk is the risk that the ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change. Such prepayments often occur during periods of declining interest rates, and may cause the Institutional U.S. Government Fund to reinvest assets in lower yielding securities.

Redemption Risk  — The Fund may experience heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, which could cause the value of your investment to decline.

Repurchase Agreements Risk  — Repurchase agreements could involve certain risks in the event of default or insolvency of the seller, including losses and possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. The Fund will be exposed to the credit of the counterparties to repurchase agreements and their ability to satisfy the terms of the agreements, which exposes the Fund to the risk that the counterparties may default on their obligations to perform under the agreements. If the counterparty to a repurchase agreement fails to repurchase the underlying securities and the value of the underlying securities decreases, the Fund could experience a loss.

You could lose money by investing in the Institutional U.S. Government Fund. Although the Institutional U.S. Government Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Performance

The following bar chart and table illustrate the risks of investing in the Institutional Class of the Institutional U.S. Government Fund. The bar chart shows changes in the Institutional Class’ performance from year to year. The returns for the Institutional Service Class of the Institutional U.S. Government Fund will vary from the returns of the Institutional Class as a result of differences in expenses applicable to each Class. The table below shows average annual total returns of each Class of the Institutional U.S. Government Fund. Of course, past performance is not necessarily an indication of how the Institutional U.S. Government Fund will perform in the future. For updated performance information, please call (866) 416-4031 or visit www.tdassetmanagementusa.com.

YEAR-BY-YEAR ANNUAL TOTAL RETURN as of 12/31 each year Institutional U.S. Government Fund — Institutional Class

For the periods covered by the bar chart, the highest and lowest quarterly returns were 1.30% (for the quarter ended 9/30/07) and 0.00% (for the quarter ended 3/31/14), respectively.
AVERAGE ANNUAL TOTAL RETURN for the periods ended 12/31/16
Average Annual Total Returns - -		Label	1 Year	5 Years	10 Years
Institutional Class	[1]	Institutional U.S. Government Fund — Institutional Class	0.22%	0.05%	0.77%
Institutional Service Class	[1]	Institutional U.S. Government Fund — Institutional Service Class	0.01%	0.01%	0.69%
[1]	As of 12/31/16, the 7-day yields for the Institutional U.S. Government Fund - Institutional Class and Institutional Service Class were 0.34% and 0.09%, respectively.